Property, Plant and Equipment (Details) - Schedule of quantity of BVVE held by the company $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)
Property, Plant and Equipment (Details) - Schedule of quantity of BVVE held by the company [Line Items]
Quantity as of January 1, 2022	$ 41,390
Additions	29,300
Dispositions	(12,432)
Quantity as of December 31, 2022	58,258
Classified as assets held for sale	(3,784)
Presented as ROU asset****	(3,000)	[1]
Presented as property, plant and equipment	51,474
MicroBT Whatsminer [Member]
Property, Plant and Equipment (Details) - Schedule of quantity of BVVE held by the company [Line Items]
Quantity as of January 1, 2022	18,675	[2]
Additions	28,499	[2]
Dispositions	(1,799)	[2]
Quantity as of December 31, 2022	45,375	[2]
Classified as assets held for sale	(2,512)	[2]
Presented as ROU asset****	(3,000)	[1],[2]
Presented as property, plant and equipment	39,863	[2]
Bitmain S19j Pro [Member]
Property, Plant and Equipment (Details) - Schedule of quantity of BVVE held by the company [Line Items]
Quantity as of January 1, 2022	7,172
Additions
Dispositions
Quantity as of December 31, 2022	7,172
Classified as assets held for sale
Presented as ROU asset****		[1]
Presented as property, plant and equipment	7,172
Innosilicon T3 & T2T [Member]
Property, Plant and Equipment (Details) - Schedule of quantity of BVVE held by the company [Line Items]
Quantity as of January 1, 2022	6,446	[3]
Additions		[3]
Dispositions	(735)	[3]
Quantity as of December 31, 2022	5,711	[3]
Classified as assets held for sale	(1,272)	[3]
Presented as ROU asset****		[1],[3]
Presented as property, plant and equipment	4,439	[3]
Canaan Avalon A10 [Member]
Property, Plant and Equipment (Details) - Schedule of quantity of BVVE held by the company [Line Items]
Quantity as of January 1, 2022	1,024
Additions
Dispositions	(1,024)
Quantity as of December 31, 2022
Classified as assets held for sale
Presented as ROU asset****		[1]
Presented as property, plant and equipment
Bitmain S19XP [Member]
Property, Plant and Equipment (Details) - Schedule of quantity of BVVE held by the company [Line Items]
Quantity as of January 1, 2022
Additions	801
Dispositions	(801)
Quantity as of December 31, 2022
Classified as assets held for sale
Presented as ROU asset****		[1]
Presented as property, plant and equipment
Other Bitmain Antminers [Member]
Property, Plant and Equipment (Details) - Schedule of quantity of BVVE held by the company [Line Items]
Quantity as of January 1, 2022	8,073	[4]
Additions		[4]
Dispositions	(8,073)	[4]
Quantity as of December 31, 2022		[4]
Classified as assets held for sale		[4]
Presented as ROU asset****		[1],[4]
Presented as property, plant and equipment		[4]

[1]	Includes 3,000 Whatsminer M31S+ with a net book value of approximately $3,330 as described in Note 18.
[2]	Includes 2,512 M20S classified as assets held for sale as described in Note 10, 30,210 M30S, 6,391 M31S and 6,262 M31S+ Miners.
[3]	Includes 4,439 T3 and 1,272 T2T Miners classified as assets held for sale as described in Note 10.
[4]	Included Antminer T15 and Antminer S15 Miners classified as assets held for sale and written off as described in Note 10.